Related party balances and transactions (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($) item	Dec. 31, 2020 CNY (¥) item	Dec. 31, 2019 CNY (¥) item	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
Related party balances and transactions
Remaining amount receivable		$ 39,542,075		¥ 380,000,000		¥ 258,012,040
Interest income		$ 4,409,893	¥ 28,774,549	¥ 27,111,557
Jiangxi Ruijing
Related party balances and transactions
Guarantee provided over the worth of loans					¥ 1,333,503,026
Guarantee fees received from borrowers					21,918,796
Remittance to related party as a security deposit					¥ 20,000,000
Number of earnings rights purchased | item		2	2	2
Jiangxi Ruijing | Loan 1
Related party balances and transactions
Amount received from repayments	¥ 30,000,000
Loan portfolios transferred			¥ 100,000,000	¥ 100,000,000
Jiangxi Ruijing | Loan 2
Related party balances and transactions
Amount received from repayments			20,000,000	20,000,000
Remaining amount receivable						¥ 260,000,000
Loan portfolios transferred			¥ 280,000,000	280,000,000
Zijinzhonghao (Zhejiang) Investment Co., Ltd.
Related party balances and transactions
Loan portfolios transferred				¥ 108,700,000